Equity - Hybrid bond Parenthetical (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Hybrid Instrument [Line Items]
Deduction for capital related to hybrid bonds issued	₩ 2,131